Net Loss per Share Applicable to Common Stockholders - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (2,034)	$ (33)	$ (8,310)	$ (37)	$ (45)	$ (16,620)
Denominator:
Weighted average common shares outstanding, basic and diluted	16,350	5,009	15,050	4,988	4,464	5,252
Net loss per common share, basic and diluted	$ (0.12)	$ (0.01)	$ (0.55)	$ (0.01)	$ (0.01)	$ (3.16)